Network, Operation and Support Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Network, Operation and Support Expenses

	Note	2017	2018	2019
			Note
Repairs and maintenance		10,531	11,102	10,303
Power and water charges		14,853	14,481	12,319
Charges for use of network, premises, equipment and facilities	(ii), (iv)	10,724	11,445	8,146
Charges for use of tower assets	(iii), (iv)	16,524	15,982	10,492
Others		1,875	2,067	1,976

		54,507	55,077	43,236

Note:

(i)	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2.2(d).

(ii)
During the year ended December 31, 2019, charges for use of network, premises, equipment and facilities mainly included the non-lease
components charges and charges relating to short-term leases, leases of low-value
assets and variable lease payments which are recorded in profit or loss as incurred. In 2018, this item mainly included the non-lease
components charges and minimum lease payments for leases previously classified as operating leases under IAS17, which were recognized as expense in the period.

(iii)
During the year ended December 31, 2019, charges for use of tower assets included the non-lease
components charges (maintenance service, certain ancillary facilities usage and other related support services charges) and variable lease payments which are recorded in profit or loss as incurred. In 2018, this item mainly included the operating lease charges under IAS17 and other service charges in connection with the use of telecommunication towers and related assets. For related party transactions with China Tower Corporation Limited (“Tower Company”), see Note 46.2.

(iv)	Expense relating to short-term leases and variable lease payments not included in the measurement of lease liabilities

Summary of Short Term Leases and Variable Lease Payment
2019
Expense relating to short-term leases and other leases with remaining lease term ending on or before December 31, 2019, and leases of low value assets	1,971
Variable lease payments not included in the measurement of lease liabilities *	4,478

*
During the year ended December 31, 2019, variable lease payments not included in the measurement of lease liabilities mainly included charges for use of Tower Assets and network, premises, equipment and facilities, which are measured based on revenue or usage and recorded in profit or loss when the event or condition that triggers those payments occurred.